Derivative liability - Exercise price of warrant exercisable until October 31, 2013 (Details)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Up to and including October 31, 2012	Dec. 31, 2012 From November 1, 2012 up to December 31, 2012	Dec. 31, 2012 From January 1, 2013 up to April 29, 2013	Dec. 31, 2012 From April 30, 2013 up to July 30, 2013	Dec. 31, 2012 From July 31, 2013 up to October 31, 2013
Class of Warrant or Right [Line Items]
Exercise price of warrants (in $Cdn)	0.50	0.50	0.50	0.75	0.80	0.90	1.00	1.25